Property of Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 18,310,023,378
Ending balance	21,877,937,396	$ 18,310,023,378
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,425,106,096	44,464,564,698
Effect of foreign currency exchange differences	1,155,287,422	(63,313,509)
Additions	4,901,301,882	2,085,348,256
Disposals	(59,583,611)	(61,493,349)
Ending balance	52,422,111,789	46,425,106,096
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(28,115,082,718)	(26,378,473,875)
Effect of foreign currency exchange differences	(286,171,172)	434,369
Depreciation charge	(2,202,504,114)	(1,796,177,810)
Disposals	59,583,611	59,134,598
Ending balance	(30,544,174,393)	(28,115,082,718)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	323,943,737
Ending balance	327,070,487	323,943,737
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	323,943,737	324,133,888
Effect of foreign currency exchange differences	3,126,750	(190,151)
Ending balance	327,070,487	323,943,737
Plant and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,932,787,638
Ending balance	5,100,738,768	4,932,787,638
Plant and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,413,529,454	14,221,822,462
Effect of foreign currency exchange differences	9,507	(1,733)
Additions	24,023,327
Transfers	515,839,032	191,708,725
Ending balance	14,953,401,320	14,413,529,454
Plant and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9,480,741,816)	(9,175,958,874)
Effect of foreign currency exchange differences	(9,507)	1,733
Depreciation charge	(371,911,229)	(304,784,675)
Ending balance	(9,852,662,552)	(9,480,741,816)
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,279,695,285
Ending balance	9,885,974,153	9,279,695,285
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,462,169,604	20,536,034,291
Effect of foreign currency exchange differences	1,064,079,736	(57,994,506)
Disposals	(46,237,635)
Transfers	809,396,064	984,129,819
Ending balance	23,289,407,769	21,462,169,604
Machinery, equipment and spare parts [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,182,474,319)	(11,447,254,525)
Effect of foreign currency exchange differences	(266,858,333)	348,587
Depreciation charge	(1,000,338,599)	(735,568,381)
Disposals	46,237,635
Ending balance	(13,403,433,616)	(12,182,474,319)
Transport and Load Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,271,671,749
Ending balance	1,215,437,338	1,271,671,749
Transport and Load Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,569,151,436	3,266,324,622
Effect of foreign currency exchange differences	1,436,288	(105,234)
Additions	217,860,298	364,425,397
Disposals	(13,345,976)	(61,493,349)
Ending balance	3,775,102,046	3,569,151,436
Transport and Load Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,297,479,687)	(2,147,256,065)
Effect of foreign currency exchange differences	(1,197,069)	39,166
Depreciation charge	(274,333,928)	(209,397,386)
Disposals	13,345,976	59,134,598
Ending balance	(2,559,664,708)	(2,297,479,687)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,301,414
Ending balance	40,559,310	42,301,414
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,076,414,170	1,066,431,887
Effect of foreign currency exchange differences	1,070,025	(44,272)
Additions	10,139,704	10,026,555
Ending balance	1,087,623,899	1,076,414,170
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,034,112,756)	(1,020,996,916)
Effect of foreign currency exchange differences	(509,498)	42,544
Depreciation charge	(12,442,335)	(13,158,384)
Ending balance	(1,047,064,589)	(1,034,112,756)
Quarries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,569,948,844
Ending balance	1,898,243,828	1,569,948,844
Quarries [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,546,048,948	3,897,934,723
Effect of foreign currency exchange differences	65,075,094	(3,957,509)
Additions	814,066,479	652,071,734
Ending balance	5,425,190,521	4,546,048,948
Quarries [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,976,100,104)	(2,452,867,673)
Effect of foreign currency exchange differences	(17,596,765)	2,339
Depreciation charge	(533,249,824)	(523,234,770)
Ending balance	(3,526,946,693)	(2,976,100,104)
Tools and Devices [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,446,978
Ending balance	27,070,606	29,446,978
Tools and Devices [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	173,621,014	161,910,143
Additions	7,851,827	11,710,871
Ending balance	181,472,841	173,621,014
Tools and Devices [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(144,174,036)	(134,139,822)
Depreciation charge	(10,228,199)	(10,034,214)
Ending balance	(154,402,235)	(144,174,036)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	860,227,733
Ending balance	3,382,842,906	860,227,733
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	860,227,733	989,972,682
Effect of foreign currency exchange differences	20,490,022	(1,020,104)
Additions	3,827,360,247	1,047,113,699
Transfers	(1,325,235,096)	(1,175,838,544)
Ending balance	$ 3,382,842,906	$ 860,227,733